Note 2 - Allowance for Credit Losses: Troubled Debt Restructurings on Financing Receivables (Details)	3 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Current 12 months
Financing Receivable, Modifications, Number of Contracts	6,031	3,937
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 22,103,660	$ 14,036,965
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 21,218,269	$ 13,492,343
Current 12 months | Live Check Consumer Loans
Financing Receivable, Modifications, Number of Contracts	1,072	607
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 2,036,589	$ 1,135,707
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,990,161	$ 1,105,659
Current 12 months | Premier Consumer Loans
Financing Receivable, Modifications, Number of Contracts	196	118
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,317,857	$ 706,551
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,262,864	$ 670,776
Current 12 months | Other Consumer Loans
Financing Receivable, Modifications, Number of Contracts	4,535	2,986
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 17,081,461	$ 10,641,761
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 16,386,143	$ 10,194,316
Current 12 months | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	7	11
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 86,577	$ 168,829
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 86,577	$ 168,604
Current 12 months | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	221	215
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,581,176	$ 1,384,117
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,492,524	$ 1,352,988
Previous 12 months
Financing Receivable, Modifications, Number of Contracts	1,679	1,155
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 3,865,167	$ 2,271,304
Previous 12 months | Live Check Consumer Loans
Financing Receivable, Modifications, Number of Contracts	361	241
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 663,215	$ 437,937
Previous 12 months | Premier Consumer Loans
Financing Receivable, Modifications, Number of Contracts	46	31
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 234,097	$ 193,264
Previous 12 months | Other Consumer Loans
Financing Receivable, Modifications, Number of Contracts	1,226	841
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 2,747,964	$ 1,948,819
Previous 12 months | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	0	0
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0	$ 0
Previous 12 months | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	46	42
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 219,891	$ 141,284